Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Profit (loss) [abstract]
Revenue from sale of goods	$ 265,418	$ 173,081
Excise taxes	(74,717)	(49,583)
Net revenue from sale of goods	190,701	123,498
Ancillary revenue	402	271
Net revenue	191,103	123,769
Cost of goods sold	282,985	94,703
Gross profit/(loss) before fair value adjustments	(91,882)	29,066
Fair value component in inventory sold	43,455	31,767
Unrealized gain on changes in fair value of biological assets	(59,665)	(51,499)
Gross profit/(loss)	(75,672)	48,798
Operating expenses
General and administrative	84,916	58,187
Selling, marketing and promotion	22,932	10,348
Share-based compensation	14,396	11,731
Research and development	3,216	3,835
Depreciation of property, plant and equipment	7,428	6,097
Amortization of intangible assets	21,347	2,050
Restructuring costs	15,105	3,283
Impairment of property, plant and equipment	215,003	20,230
Impairment of intangible assets	140,839	0
Impairment of goodwill	375,039	0
Recognition of onerous contract	1,000	0
Impairment of investment in associate	57,760	0
Disposal of long-lived assets	0	1,294
(Gain) Loss on disposal of property, plant and equipment	(2,466)	64
Acquisition, integration and transaction costs	35,538	17,174
Total expenses, by nature	992,053	134,293
Loss from operations	(1,067,725)	(85,495)
Interest income (expense), net	2,112	(30,523)
Non-operating income (expense), net	(46,808)	859
Net loss before tax	(1,112,421)	(115,159)
Current and deferred tax recovery	38,813	397
Net loss	(1,073,608)	(114,762)
Other comprehensive income
Foreign currency translation	232	(17)
Gain on fair value due to changes in credit spread, net of tax	17,091	1,169
Net loss and comprehensive loss	(1,056,285)	(113,610)
Comprehensive loss attributable to:
Shareholders of HEXO Corp.	(1,050,268)	(113,477)
Non-controlling interest	(6,017)	(133)
Total comprehensive loss	$ (1,056,285)	$ (113,610)
Net loss and comprehensive loss per share, basic	$ (2.72)	$ (0.89)
Net loss and comprehensive loss per share, diluted	$ (2.72)	$ (0.89)
Weighted average number of outstanding shares
Basic and diluted	388,605,394	127,300,903